Warrant liabilities (Details) $ / shares in Units, $ / shares in Units, $ in Thousands															1 Months Ended	12 Months Ended
	Nov. 12, 2024 CAD ($) shares	Nov. 01, 2024 CAD ($) $ / shares shares	Nov. 01, 2024 USD ($) $ / shares shares	Aug. 13, 2024 CAD ($) shares	Aug. 13, 2024 USD ($) $ / shares shares	Apr. 09, 2024 CAD ($) shares	Apr. 09, 2024 USD ($) $ / shares shares	Jul. 21, 2023 CAD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Dec. 13, 2022 $ / shares shares	Dec. 09, 2022 CAD ($) $ / shares shares	Dec. 09, 2022 USD ($) $ / shares shares	Dec. 09, 2022 CAD ($) $ / shares	Dec. 09, 2022 $ / shares $ / shares	Jul. 21, 2023 $ / shares $ / shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 $ / shares $ / shares	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2024 $ / shares $ / shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 $ / shares	Sep. 30, 2025 $ / shares	Nov. 01, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jul. 21, 2023 $ / shares	Dec. 09, 2022 $ / shares
Warrant liabilities
Number of warrants granted | shares																20,425,318		6,094,050
Exercise price of warrants issued																	$ 0.5		$ 0.32
Number of warrants exercised | shares																11,243,900		1,781,323
Weighted average exercise price of warrants exercised																	$ 0.09		$ 0
U.S. Public Offering (November 2024)
Warrant liabilities
Number of warrants exercised | shares		639,000	639,000
Weighted average exercise price of warrants exercised			$ 0.021
Change in fair value of warrant liabilities | $	$ 689,219
Number of shares issued | shares		3,810	3,810
Pre-funded warrants issued | shares		3,809,000	3,809,000
Pre-funded warrant, price per share | (per share)		$ 1.25																					$ 0.9
Issue price per share | (per share)		$ 26.25	$ 18.9
Gross proceeds from offering before deducting placement agent fees		$ 4,900,000	$ 3,500
Pre-funded warrants on initial recognition		$ 1.249
Exercise price		$ 0.001
Converted warrants | shares	3,170,000
Warrant liabilities | U.S. IPO and Canadian Offerings
Warrant liabilities
Gross proceeds from public offering											$ 19,400,000	$ 14,100
Warrant liabilities | U.S. IPO and Canadian Offerings | 2022 Warrants
Warrant liabilities
Number of warrants granted | shares											3,226,392	3,226,392
Exercise price of warrants issued												$ 1,050
Conversion ratio to Common Shares											210 warrants for one common share	210 warrants for one common share
Estimated fair value per warrant											$ 1.43		$ 1.43	$ 1.43		$ 0.06	$ 0.06	$ 0.02	$ 0.02
Exercise price																						$ 0.0401		$ 0.015		$ 5
Warrant liabilities | U.S. IPO and Canadian Offerings | Over-allotment Pre-Funded Warrants
Warrant liabilities
Exercise price of warrants issued														$ 2.1
Conversion ratio to Common Shares											210 warrants	210 warrants
Nasdaq closing price per warrant																										0.01
Estimated fair value per warrant | (per share)											$ 4.18		$ 4.18	$ 4.18												220.05
Unit price per share																										867.3
Non-cash charge/(gain) included in change in fair value of warrant liabilities | $													$ 251,877
Number of warrants exercised | shares																		199,000
Pre-funded warrants exercised (in shares) | shares																		952
Weighted average exercise price of warrants exercised																			$ 2.1		$ 0
Exercise price																										0.01
Warrant liabilities | U.S. IPO and Canadian Offerings | Over-allotment Warrants
Warrant liabilities
Estimated fair value per warrant											$ 1.43		$ 1.43	1.43				$ 0.02	$ 0.02
Number of dilutive securities expired | shares																375,000
Exercise price																								0.015
Warrant liabilities | U.S. IPO
Warrant liabilities
Nasdaq closing price per warrant																										$ 9
Warrant liabilities | U.S. IPO | Over-allotment Pre-Funded Warrants
Warrant liabilities
Number of warrants granted | shares											199,000	199,000
Exercise price of warrants issued												$ 2.1
Exercise price per warrant per pre-funded warrant											$ 3.81		3.81	3.81
Warrant liabilities | U.S. IPO | Over-allotment Warrants
Warrant liabilities
Number of warrants granted | shares											375,000	375,000
Exercise price of warrants issued												$ 1,050
Exercise price per warrant per pre-funded warrant											$ 1.42		$ 1.42	$ 1.42
Warrant liabilities | December 2022 Debt Settlement
Warrant liabilities
Unit price per share										$ 867.3
Number of units sold in initial public offering | shares										267
Number of common shares issued in debt settlement | shares										267
Warrant liabilities | December 2022 Debt Settlement | Warrants
Warrant liabilities
Number of warrants granted | shares										56,141
Exercise price of warrants issued										$ 1,050
Conversion ratio to Common Shares										210 warrants for one common share
Nasdaq closing price per warrant																						0.0401		$ 0.0151
Change in fair value of warrant liabilities | $																$ 1,990		$ 16,996		$ 62,476
Warrant liabilities | Private Placement
Warrant liabilities
Gross proceeds from private placement								$ 7,400,000	$ 5,590
Warrant liabilities | Private Placement | 2023 Warrants
Warrant liabilities
Number of warrants granted | shares								1,542,194	1,542,194
Exercise price of warrants issued									$ 558.6
Estimated fair value per warrant								$ 0.99							$ 0.99
Exercise price																						2.6			$ 2.66
Warrant liabilities | Private Placement | Pre-Funded Warrants
Warrant liabilities
Number of warrants granted | shares								930,548	930,548
Exercise price of warrants issued									$ 0.21						$ 0.21				$ 0.21
Conversion ratio to Common Shares								210 warrants for one common share	210 warrants for one common share
Exercise price per warrant per pre-funded warrant																									2.26
Nasdaq closing price per warrant																						0.21
Estimated fair value per warrant | (per share)								$ 1.98							$ 1.98	$ 0.01	0.01								157.5
Unit price per share																									474.6
Number of warrants exercised | shares																		778,814
Exercise price																						0.001			$ 0.001
Warrant liabilities | US Public Offering (April 2024) | Pre-Funded Warrants
Warrant liabilities
Gross proceeds from public offering						$ 1,400,000	$ 1,000
Number of warrants granted | shares						803,500	803,500
Exercise price of warrants issued							$ 0.21
Conversion ratio to Common Shares						210 warrants for one common share	210 warrants for one common share											210 warrants for one common share
Exercise price per warrant per pre-funded warrant							$ 0.649
Warrant liabilities | US Registered Direct Offering (August 2024)
Warrant liabilities
Gross proceeds from public offering				$ 1,300,000	$ 900
Number of warrants granted | shares				22,452	22,452
Exercise price of warrants issued					$ 52.5
Estimated fair value per warrant																$ 0.01	$ 0.01
Number of shares issued | shares				22,452	22,452
Issue price per share					$ 42
Exercise price																						$ 0.25
Warrant liabilities | US Public Offering | Warrants
Warrant liabilities
Number of warrants exercised | shares																		803,500
Weighted average exercise price of warrants exercised																			$ 0.21